Property, Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 20,342	$ 2,865	¥ 20,442
Less: loss of impairment	(1,896)	(267)
Less: accumulated depreciation	(6,682)	(941)	(4,160)
Property, plant and equipment, net	11,764	1,657	16,282
Leasehold improvements [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	754	106	754
Computer and network equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	1,930	272	1,235
Manufacturing equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	12,501	1,761	12,422
Office equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	187	26	187
Motor vehicles [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	3,914	551	3,896
Construction in process [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 1,056	$ 149	¥ 1,948